Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Treasury Stock (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous equity [abstract]
Number of shares (in shares)	6,188,739	11,447,338
Amounts (in millions of Korean won)	₩ 215,210	₩ 398,075